Share-based payments (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Payments
Stock option activity
2019
Number of stock options:
Outstanding as of January 1, 2019	2,051,009
Granted in 2019	54,450
Forfeited in 2019	—
Outstanding as of June 30, 2019	2,105,459
thereof vested	994,879
thereof exercised	-—

Fair value of options granted
	Grants effective in Q1-2019		Grants effective in Q2-2019
Parameters
Fair value at grant date
Per option (USD)	14.45	18.17	22.54
FX rate as of grant date	0.88	0.87	0.89
Per option (EUR)	12.69	15.87	20.08
Share price at grant date (USD)	26.02	32.63	41.39
Exercise price (USD)	26.02	32.63	41.39
Expected volatility	0.65	0.65	0.65
Expected life (midpoint based)	4.8	4.9	4.7
Expected dividends	—	—	—
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.0%	2.6%	2.3%